Subsequent Events	12 Months Ended
Dec. 31, 2016
Subsequent Events [Abstract]
Subsequent Events
17. Subsequent Events
(a) Dividends: On January 18, 2017, the board of directors of the Partnership declared a cash distribution of $0.08 per common unit for the fourth quarter of 2016. The fourth quarter common unit cash distribution will be paid on February 15, 2017, to unit holders of record on February 6, 2017.
(b) Dividends: On January 18, 2017, the board of directors of the Partnership declared a cash distribution of $0.21375 per Class B unit for the fourth quarter of 2016. The cash distribution will be paid on February 10, 2017, to Class B unit holders of record on February 3, 2017.